Investment Strategy - iShares Mortgage-Backed Securities Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities (“MBS”) and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Such securities include, but are not limited to, securities issued by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) as well as other U.S. Government securities.
The Fund may participate in to be announced (“TBA”) transactions. A TBA transaction is a method of trading MBS where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the MBS are delivered in the future, generally 30 days later. The actual pools of MBS delivered in a TBA transaction typically are not determined until two days prior to settlement date.
The Fund measures its performance against the Bloomberg U.S. MBS Index (the “Benchmark”). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the Benchmark.
The Fund makes investments in residential and commercial MBS as well as other asset backed securities.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. From time to time, the Fund will use derivatives to enhance returns, in which case their use would involve leveraging risk.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Such securities include, but are not limited to, securities issued by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) as well as other U.S. Government securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities (“MBS”) and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.